FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT [abstract]
Schedule of foreign currency risk
	Currency	As at December 31
Monetary assets	denomination	2019	2018

Cash and cash equivalents	HKD	88,892	77,608
Cash and cash equivalents	USD	8	54
Other receivables	HKD	713	416
		89,613	78,078

Schedule of credit risk by identity of counterparties

2019

2018

RMB’000

RMB’000

Trade receivables

Due from Guangzhou Railway Group and its subsidiaries

1,777,513

1,756,816

Due from CSRG Group (excluding Guangzhou Railway Group and its subsidiaries)

948,024

665,009

Due from third parties

833,305

613,105

3,558,842

3,034,930

2019

2018

RMB’000

RMB’000

Other receivables excluding prepayments

Due from Guangzhou Railway Group and its subsidiaries

22,031

1,880

Due from CSRG Group (excluding Guangzhou Railway Group and its subsidiaries)

48,418

1,149

Due from third parties

240,025

289,387

310,474

292,416

2019

2018

RMB’000

RMB’000

Long-term receivable

Due from a third party

26,103

28,354

Schedule of cash and short-term deposits credit risk
	2019	2018
	RMB’000	RMB’000

Cash at bank and short-term deposits
Placed in listed banks in the PRC	1,562,334	1,847,723

Schedule of loss provision for trade receivables

	As at December 31, 2019			As at December 31, 2018
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Portfolio 1	232,848	-	-	248,481	-	-
Portfolio 2	4,033,727	1.42%	(57,201)	3,560,959	1.66%	(58,945)
Portfolio 3	196,694	2.00%	(3,934)	113,389	2.00%	(2,267)
Portfolio 4	99,950	-	-	-	-	-
	4,563,219		(61,135)	3,922,829		(61,212)

Schedule of reconciliation of loss provision for trade receivables
	Trade receivables
	2019 RMB’000	2018 RMB’000

Opening loss provision as at January 1	61,212	66,907
Receivables written off during the year as uncollectible	(77)	(6)
Reversal of impairment loss provision	-	(5,689)
Closing loss provision at December 31	61,135	61,212

Schedule of loss provision for other financial assets at amortised cost

	As at December 31, 2019			As at December 31, 2018
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Stage 1	250,863	2.38%	(5,959)	317,224	1.88%	(5,959)
Stage 2	-	-		-	-	-
Stage 3	4,631	100%	(4,631)	4,631	100%	(4,631)
	255,494		(10,590)	321,855		(10,590)

Schedule of liquidity risk
	Less than 1 year	Between 1 and 5 years	Over 5 years	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000

At December 31, 2019
Trade and other payables excluding non-financial liabilities	2,683,828	-	-	2,683,828
Payables for fixed assets and construction-in-progress	1,802,592	-	-	1,802,592
Lease liabilities	58,490	233,960	4,796,180	5,088,630
Dividends payable	12,890	-	-	12,890
	4,557,800	233,960	4,796,180	9,587,940

At December 31, 2018
Trade and other payables excluding non-financial liabilities	2,631,433	-	-	2,631,433
Payables for fixed assets and construction-in-progress	2,441,647	-	-	2,441,647
Dividends payable	12,894	-	-	12,894
	5,085,974	-	-	5,085,974

Schedule of fair value estimation
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	351,045	351,045

The following table presents the Group's assets that are measured at fair value at December 31, 2018:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	321,246	321,246